Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 33,753	$ 33,240
Accounts receivable, trade (net of allowance for doubtful accounts of $1,036 and $1,014 as of December 31, 2014 and 2013, respectively)	93,115	85,392
Inventories, net	36,696	34,951
Deferred tax assets, current	6,121	7,413
Prepaid expenses and other current assets	9,139	7,449
Current assets of discontinued operations	23,866	28,250
Total current assets	202,690	196,695
Property and equipment	109,266	106,782
Less: accumulated depreciation and amortization	(59,411)	(54,547)
Property and equipment, net	49,855	52,235
Goodwill	15,648	15,524
Deferred tax assets, non-current	3,664	4,321
Intangible and other assets, net	8,991	11,845
Non-current assets of discontinued operations	3,323	4,547
Total assets	284,171	285,167
Current liabilities:
Current portion of long-term debt	2,442	2,111
Accounts payable	18,419	20,060
Accrued expenses and other current liabilities	24,668	29,267
Income taxes payable	1,143	1,205
Current liabilities of discontinued operations	9,395	9,880
Total current liabilities	56,067	62,523
Long-term debt, non-current	61,853	63,196
Net pension liability	17,115	17,905
Other liabilities	6,653	7,717
Non-current liabilities of discontinued operations	$ 19	$ 330
Commitments and contingencies (Note 15)
Stockholders’ equity:
Common stock, no par value; 60,000,000 shares authorized; 41,749,196 and 41,557,238 shares issued as of December 31, 2014 and 2013, respectively	$ 4,834	$ 4,811
Additional paid-in capital	139,312	135,881
Retained earnings	37,784	26,429
Accumulated other comprehensive loss	(21,453)	(15,612)
Treasury stock, at cost (4,008,963 shares as of December 31, 2014 and 2013)	(18,013)	(18,013)
Total stockholders’ equity	142,464	133,496
Total liabilities and stockholders’ equity	284,171	285,167
Series B Preferred Stock
Stockholders’ equity:
Series B Preferred Stock, unlimited shares authorized, none outstanding	$ 0	$ 0